Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000246525 | 89469A104 | TreeHouse Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 001744101 | AMN Healthcare Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 76118Y104 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 05356F105 | Aveanna Healthcare Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 30226D106 | Extreme Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | Communications771049103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000246525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000246525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000246525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000216396 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000216396 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000216396 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000216396 | Fixed Income - Other46435U853
Holdings [Line Items]
Percent of Total Investments	92.30%
C000216396 | Collateral for Securities Loaned31607A703
Holdings [Line Items]
Percent of Total Investments	7.70%
C000216396 | 31607A703Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000216396 | 464288513Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%